Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	118 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000060523
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NexPoint Event Driven Fund, Class Z Shares
C000171611
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NexPoint Merger Arbitrage Fund, Class Z Shares
C000261876
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NexPoint Credit Catalyst Fund, Class Z Shares
Without Sales Load [Member] | C000060521
Average Annual Return [Line Items]
Average Annual Return, Percent		1.76%		(1.92%)		3.77%
Without Sales Load [Member] | C000060522
Average Annual Return [Line Items]
Average Annual Return, Percent		1.11%		(2.55%)		3.11%
Without Sales Load [Member] | C000060523
Average Annual Return [Line Items]
Average Annual Return, Percent		2.15%		(1.57%)		4.15%
Without Sales Load [Member] | C000171609
Average Annual Return [Line Items]
Average Annual Return, Percent		4.82%		4.27%	5.42%
Without Sales Load [Member] | C000171610
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%		3.59%	4.73%
Without Sales Load [Member] | C000171611
Average Annual Return [Line Items]
Average Annual Return, Percent		5.17%		4.64%		5.80%
Without Sales Load [Member] | C000261877
Average Annual Return [Line Items]
Average Annual Return, Percent			1.39%
Without Sales Load [Member] | C000261878
Average Annual Return [Line Items]
Average Annual Return, Percent			2.08%
Without Sales Load [Member] | C000261876
Average Annual Return [Line Items]
Average Annual Return, Percent			2.58%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%		0.08%	1.53%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%		0.08%	1.53%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent			3.97%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent			3.97%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent			3.97%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.32%		13.41%		15.51%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.32%		13.41%		15.51%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.32%		13.41%		15.51%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.